JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited)

Investments	Principal Amount($)	Value($)
CORPORATE BONDS — 63.0%
Aerospace & Defense — 0.8%
Boeing Co. (The) 4.51%, 5/1/2023	31,519,000	33,667,300
Leidos, Inc. 2.95%, 5/15/2023 (a)	46,063,000	47,967,245
Raytheon Technologies Corp.
2.50%, 12/15/2022	3,131,000	3,220,838
3.20%, 3/15/2024 (b)	5,792,000	6,186,618
Teledyne Technologies, Inc. 0.65%, 4/1/2023	39,910,000	39,976,031

		131,018,032

Automobiles — 3.1%
BMW US Capital LLC (Germany)
(ICE LIBOR USD 3 Month + 0.50%), 0.66%, 8/13/2021 (a)(c)	979,000	980,012
2.95%, 4/14/2022 (a)(b)	18,360,000	18,794,870
3.80%, 4/6/2023 (a)	72,574,000	77,048,859
2.25%, 9/15/2023 (a)(b)	18,130,000	18,844,375
(SOFR + 0.53%), 0.54%, 4/1/2024 (a)(c)	22,838,000	22,994,441
Daimler Finance North America LLC (Germany)
2.00%, 7/6/2021 (a)	5,160,000	5,168,830
(ICE LIBOR USD 3 Month + 0.90%), 1.06%, 2/15/2022 (a)(c)	57,847,000	58,142,552
(ICE LIBOR USD 3 Month + 0.88%), 1.03%, 2/22/2022 (a)(c)	28,500,000	28,662,046
2.55%, 8/15/2022 (a)	9,996,000	10,258,473
0.75%, 3/1/2024 (a)(b)	22,758,000	22,809,256
Hyundai Capital America 2.45%, 6/15/2021 (a)	10,000,000	10,008,006
(ICE LIBOR USD 3 Month + 0.94%), 1.14%, 7/8/2021 (a)(c)	8,250,000	8,255,333
3.10%, 4/5/2022 (a)(b)	2,303,000	2,353,613
2.85%, 11/1/2022 (a)(b)	10,000,000	10,310,098
1.15%, 11/10/2022 (a)	27,058,000	27,220,035
0.80%, 4/3/2023 (a)	42,540,000	42,528,781
5.75%, 4/6/2023 (a)	10,021,000	10,933,190
Kia Corp. (South Korea) 1.00%, 4/16/2024 (a)(b)	12,580,000	12,634,636
Volkswagen Group of America Finance LLC (Germany)
2.90%, 5/13/2022 (a)	29,836,000	30,550,564
2.70%, 9/26/2022 (a)	9,928,000	10,223,327
0.75%, 11/23/2022 (a)(b)	7,436,000	7,471,768
3.13%, 5/12/2023 (a)	22,136,000	23,288,040
4.25%, 11/13/2023 (a)	9,666,000	10,500,589

Investments	Principal Amount($)	Value($)
0.88%, 11/22/2023 (a)	45,500,000	45,726,236

		515,707,930

Banks — 25.8%
ABN AMRO Bank NV (Netherlands)
(ICE LIBOR USD 3 Month + 0.57%), 0.71%, 8/27/2021 (a)(c)	24,527,000	24,557,231
3.40%, 8/27/2021 (a)	28,298,000	28,514,931
ANZ New Zealand Int’l Ltd. (New Zealand)
(ICE LIBOR USD 3 Month + 1.01%), 1.19%, 7/28/2021 (a)(c)	13,356,000	13,376,872
2.13%, 7/28/2021 (a)(b)	8,095,000	8,118,580
2.88%, 1/25/2022 (a)(b)	2,585,000	2,627,759
1.90%, 2/13/2023 (a)	3,630,000	3,727,374
ASB Bank Ltd. (New Zealand)
(ICE LIBOR USD 3 Month + 0.97%), 1.15%, 6/14/2023 (a)(c)	1,441,000	1,464,847
Australia & New Zealand Banking Group Ltd. (Australia)
(ICE LIBOR USD 3 Month + 0.99%), 1.18%, 6/1/2021 (a)(c)	2,850,000	2,850,000
2.30%, 6/1/2021	1,150,000	1,150,000
(ICE LIBOR USD 3 Month + 0.87%), 1.02%, 11/23/2021 (a)(c)	1,470,000	1,476,277
2.55%, 11/23/2021	375,000	379,382
2.63%, 5/19/2022	11,522,000	11,793,660
2.63%, 11/9/2022	16,021,000	16,575,166
2.05%, 11/21/2022	12,527,000	12,866,106
Banco Santander SA (Spain)
3.50%, 4/11/2022	29,407,000	30,201,134
(ICE LIBOR USD 3 Month + 1.09%), 1.24%, 2/23/2023 (c)	6,000,000	6,073,852
(ICE LIBOR USD 3 Month + 1.12%), 1.31%, 4/12/2023 (c)	4,000,000	4,057,087
3.85%, 4/12/2023	12,600,000	13,380,226
2.75%, 5/28/2025	10,000,000	10,599,388
Bank of America Corp.
2.50%, 10/21/2022	1,006,000	1,014,873
3.30%, 1/11/2023	1,473,000	1,544,703
(ICE LIBOR USD 3 Month + 1.16%), 3.12%, 1/20/2023 (c)	27,281,000	27,772,895
(ICE LIBOR USD 3 Month + 1.02%), 2.88%, 4/24/2023 (c)	23,798,000	24,345,387
(ICE LIBOR USD 3 Month + 0.93%), 2.82%, 7/21/2023 (c)	2,515,000	2,584,766
4.10%, 7/24/2023	1,101,000	1,189,291
(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023 (c)	4,611,000	4,797,781
(BSBY3M + 0.43%), 0.54%, 5/28/2024 (c)	59,820,000	59,870,249

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
(SOFR + 0.73%), 0.74%, 10/24/2024 (c)	37,500,000	37,735,500
(ICE LIBOR USD 3 Month + 0.97%), 3.46%, 3/15/2025 (c)	2,392,000	2,572,930
(SOFR + 0.69%), 0.98%, 4/22/2025 (c)	42,672,000	42,928,474
Bank of Montreal (Canada)
(ICE LIBOR USD 3 Month + 0.79%), 0.93%, 8/27/2021 (c)	525,000	525,913
1.90%, 8/27/2021	5,975,000	6,000,393
(ICE LIBOR USD 3 Month + 0.40%), 0.58%, 9/10/2021 (b)(c)	25,665,000	25,694,059
(ICE LIBOR USD 3 Month + 0.57%), 0.77%, 3/26/2022 (c)	30,500,000	30,637,014
2.90%, 3/26/2022	8,690,000	8,884,866
2.35%, 9/11/2022 (b)	5,511,000	5,664,740
2.05%, 11/1/2022	5,930,000	6,082,905
(SOFR + 0.27%), 0.28%, 4/14/2023 (c)	90,125,000	90,159,247
Bank of Nova Scotia (The) (Canada)
2.80%, 7/21/2021	315,000	316,129
(ICE LIBOR USD 3 Month + 0.64%), 0.82%, 3/7/2022 (c)	10,108,000	10,160,799
2.70%, 3/7/2022	11,850,000	12,078,781
2.45%, 9/19/2022	5,887,000	6,058,044
1.95%, 2/1/2023	11,814,000	12,140,468
1.63%, 5/1/2023	2,850,000	2,922,822
0.80%, 6/15/2023 (b)	5,025,000	5,067,806
0.70%, 4/15/2024	78,350,000	78,691,147
Banque Federative du Credit Mutuel SA (France)
1.96%, 7/21/2021 (a)	55,575,000	55,709,563
2.70%, 7/20/2022 (a)	10,055,000	10,323,012
2.13%, 11/21/2022 (a)	17,217,000	17,663,785
3.75%, 7/20/2023 (a)	4,865,000	5,202,890
Barclays Bank plc (United Kingdom) 1.70%, 5/12/2022	23,728,000	24,037,823
Barclays plc (United Kingdom) 3.20%, 8/10/2021	42,609,000	42,849,068
(ICE LIBOR USD 3 Month + 1.63%), 1.81%, 1/10/2023 (c)	27,550,000	27,772,862
3.68%, 1/10/2023	1,800,000	1,835,437
(ICE LIBOR USD 3 Month + 1.40%), 4.61%, 2/15/2023 (c)	55,000,000	56,613,440
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.80%), 1.01%, 12/10/2024 (c)	29,647,000	29,809,346
BNP Paribas SA (France)
(ICE LIBOR USD 3 Month + 0.39%), 0.56%, 8/7/2021 (a)(c)	34,808,000	34,834,936
2.95%, 5/23/2022 (a)	8,058,000	8,266,597

Investments	Principal Amount($)	Value($)
3.50%, 3/1/2023 (a)	98,656,000	103,890,197
3.80%, 1/10/2024 (a)	11,005,000	11,887,692
BNZ International Funding Ltd. (New Zealand)
(ICE LIBOR USD 3 Month + 0.98%), 1.16%, 9/14/2021 (a)(b)(c)	21,969,000	22,030,130
2.10%, 9/14/2021 (a)(b)	7,705,000	7,747,148
2.65%, 11/3/2022 (a)(b)	4,855,000	5,020,702
3.38%, 3/1/2023 (a)	13,260,000	13,952,942
Canadian Imperial Bank of Commerce (Canada)
2.55%, 6/16/2022	740,000	758,276
0.95%, 6/23/2023	57,416,000	58,053,043
(ICE LIBOR USD 3 Month + 0.79%), 2.61%, 7/22/2023 (b)(c)	12,898,000	13,215,507
(SOFR + 0.40%), 0.41%, 12/14/2023 (c)	50,032,000	50,109,667
Capital One Bank USA NA (SOFR + 0.62%), 2.01%, 1/27/2023 (c)	2,246,000	2,269,697
Capital One NA
2.95%, 7/23/2021	4,410,000	4,418,419
2.25%, 9/13/2021	9,212,000	9,248,825
2.15%, 9/6/2022	24,273,000	24,805,321
Citibank NA
(ICE LIBOR USD 3 Month + 0.57%), 0.74%, 7/23/2021 (c)	4,545,000	4,547,188
3.40%, 7/23/2021	850,000	851,622
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 1.19%), 1.37%, 8/2/2021 (c)	7,950,000	7,965,992
(ICE LIBOR USD 3 Month + 1.07%), 1.25%, 12/8/2021 (c)	7,645,000	7,678,614
2.90%, 12/8/2021	4,511,000	4,564,047
2.75%, 4/25/2022	7,335,000	7,484,454
(SOFR + 0.87%), 2.31%, 11/4/2022 (c)	6,152,000	6,205,565
(ICE LIBOR USD 3 Month + 0.72%), 3.14%, 1/24/2023 (c)	91,206,000	92,852,961
(ICE LIBOR USD 3 Month + 0.95%), 2.88%, 7/24/2023 (c)	2,097,000	2,158,525
(SOFR + 1.67%), 1.68%, 5/15/2024(c)	500,000	512,269
(ICE LIBOR USD 3 Month + 1.02%), 4.04%, 6/1/2024 (c)	1,937,000	2,072,719
(SOFR + 0.67%), 0.68%, 5/1/2025 (c)	39,581,000	39,796,716
Citizens Bank NA
(ICE LIBOR USD 3 Month + 0.72%), 0.87%, 2/14/2022 (c)	13,543,000	13,596,258
3.25%, 2/14/2022	21,626,000	22,027,666

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
2.65%, 5/26/2022	5,954,000	6,083,301
Commonwealth Bank of Australia (Australia)
(ICE LIBOR USD 3 Month + 0.70%), 0.88%, 3/10/2022 (a)(c)	2,348,000	2,360,553
2.75%, 3/10/2022 (a)	1,452,000	1,480,245
2.50%, 9/18/2022 (a)	13,980,000	14,387,946
1.63%, 10/17/2022 (a)	25,290,000	25,743,898
Cooperatieve Rabobank UA (Netherlands)
(ICE LIBOR USD 3 Month + 0.83%), 1.02%, 1/10/2022 (c)	3,700,000	3,718,560
2.75%, 1/10/2022	420,000	426,686
3.88%, 2/8/2022	18,176,000	18,636,828
3.88%, 9/26/2023 (a)	6,490,000	6,993,133
(SOFR + 0.30%), 0.31%, 1/12/2024 (c)	62,834,000	63,000,907
Credit Agricole SA (France)
3.38%, 1/10/2022 (a)	3,801,000	3,871,530
3.75%, 4/24/2023 (a)	96,473,000	102,678,545
DBS Group Holdings Ltd. (Singapore) 2.85%, 4/16/2022 (a)(b)	44,859,000	45,741,036
DNB Bank ASA (Norway)
2.38%, 6/2/2021 (a)	7,871,000	7,871,000
2.15%, 12/2/2022 (a)	35,121,000	36,135,419
Federation des Caisses Desjardins du Quebec (Canada)
1.95%, 9/26/2022 (a)	25,000,000	25,568,164
(SOFR + 0.43%), 0.44%, 5/21/2024 (a)(c)	41,345,000	41,419,008
0.70%, 5/21/2024 (a)	66,044,000	66,194,602
Fifth Third Bancorp
2.60%, 6/15/2022	33,996,000	34,752,466
1.63%, 5/5/2023	18,545,000	18,956,515
3.65%, 1/25/2024	23,511,000	25,320,652
Fifth Third Bank NA
(ICE LIBOR USD 3 Month + 0.44%), 0.62%, 7/26/2021 (c)	14,045,000	14,049,205
2.88%, 10/1/2021	20,518,000	20,653,200
First Republic Bank (SOFR + 0.62%), 1.91%, 2/12/2024 (c)	592,000	605,427
HSBC Holdings plc (United Kingdom)
3.60%, 5/25/2023	12,181,000	12,968,396
(SOFR + 0.71%), 0.98%, 5/24/2025 (b)(c)	29,681,000	29,806,007
Huntington National Bank (The)
3.13%, 4/1/2022	2,128,000	2,175,900
2.50%, 8/7/2022	16,029,000	16,419,487
1.80%, 2/3/2023	500,000	511,824
3.55%, 10/6/2023	1,640,000	1,753,751

Investments	Principal Amount($)	Value($)
ING Groep NV (Netherlands)
(ICE LIBOR USD 3 Month + 1.15%), 1.34%, 3/29/2022 (c)	21,325,000	21,501,897
3.15%, 3/29/2022	58,170,000	59,573,367
4.10%, 10/2/2023	3,730,000	4,040,356
KeyBank NA
2.40%, 6/9/2022	965,000	986,050
2.30%, 9/14/2022	5,119,000	5,251,204
1.25%, 3/10/2023	500,000	508,416
Lloyds Banking Group plc (United Kingdom)
(ICE LIBOR USD 3 Month + 0.80%), 0.99%, 6/21/2021 (c)	300,000	300,134
3.10%, 7/6/2021	1,445,000	1,448,951
3.00%, 1/11/2022	7,896,000	8,029,909
(ICE LIBOR USD 3 Month + 1.25%), 2.86%, 3/17/2023 (c)	78,163,000	79,693,517
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.33%, 6/15/2023 (c)	1,060,000	1,069,938
4.05%, 8/16/2023	22,633,000	24,384,872
(ICE LIBOR USD 3 Month + 0.81%), 2.91%, 11/7/2023 (c)	3,334,000	3,449,958
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.55%), 0.70%, 5/11/2024 (c)	45,000,000	45,144,920
Mitsubishi UFJ Financial Group, Inc. (Japan)
(ICE LIBOR USD 3 Month + 0.65%), 0.83%, 7/26/2021 (c)	9,060,000	9,068,761
3.54%, 7/26/2021	17,367,000	17,455,183
(ICE LIBOR USD 3 Month + 1.06%), 1.24%, 9/13/2021 (c)	6,387,000	6,406,312
2.19%, 9/13/2021 (b)	1,877,000	1,887,678
(ICE LIBOR USD 3 Month + 0.92%), 1.07%, 2/22/2022 (c)	4,789,000	4,817,016
3.00%, 2/22/2022	42,869,000	43,736,025
(ICE LIBOR USD 3 Month + 0.70%), 0.88%, 3/7/2022 (c)	22,890,000	22,994,836
3.22%, 3/7/2022	3,842,000	3,929,890
2.62%, 7/18/2022 (b)	20,517,000	21,059,666
2.67%, 7/25/2022	10,807,000	11,100,565
3.46%, 3/2/2023	351,000	369,753
(ICE LIBOR USD 3 Month + 0.86%), 1.04%, 7/26/2023 (c)	1,594,000	1,615,583
3.76%, 7/26/2023	2,493,000	2,671,490
Mizuho Financial Group, Inc. (Japan)
(ICE LIBOR USD 3 Month + 0.94%), 1.07%, 2/28/2022 (c)	11,765,000	11,838,792
2.60%, 9/11/2022 (b)	14,686,000	15,119,729
3.55%, 3/5/2023	3,942,000	4,165,072

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
(ICE LIBOR USD 3 Month + 0.84%), 1.02%, 7/16/2023(c)	9,601,000	9,658,641
(ICE LIBOR USD 3 Month + 0.84%), 2.72%, 7/16/2023(c)	4,363,000	4,483,005
(ICE LIBOR USD 3 Month + 0.85%), 1.03%, 9/13/2023(c)	107,214,000	107,981,652
(SOFR + 1.25%), 1.24%, 7/10/2024(c)	15,000,000	15,225,148
(SOFR + 0.87%), 0.85%, 9/8/2024(c)	29,700,000	29,867,475
(ICE LIBOR USD 3 Month + 1.00%), 3.92%, 9/11/2024(c)	8,066,000	8,659,775
MUFG Americas Holdings Corp. 3.50%, 6/18/2022	9,413,000	9,730,107
MUFG Bank Ltd. (Japan) 4.10%, 9/9/2023(a)	200,000	216,304
MUFG Union Bank NA 3.15%, 4/1/2022	1,220,000	1,246,658
(SOFR + 0.71%), 0.72%, 12/9/2022(c)	24,750,000	24,908,400
National Australia Bank Ltd. (Australia)
(ICE LIBOR USD 3 Month + 1.00%), 1.19%, 7/12/2021(a)(c)	4,750,000	4,755,615
1.88%, 7/12/2021	3,895,000	3,902,511
3.38%, 9/20/2021	6,250,000	6,306,750
(ICE LIBOR USD 3 Month + 0.71%), 0.89%,
11/4/2021(a)(c)	18,111,000	18,173,664
3.70%, 11/4/2021	250,000	253,714
2.50%, 5/22/2022	8,967,000	9,168,819
1.88%, 12/13/2022	7,765,000	7,962,173
3.00%, 1/20/2023	5,600,000	5,852,338
2.88%, 4/12/2023(b)	3,345,000	3,503,229
National Bank of Canada (Canada)
2.15%, 10/7/2022(a)(b)	13,125,000	13,449,973
2.10%, 2/1/2023	43,700,000	44,913,622
(SOFR + 0.30%), 0.31%, 5/16/2023(b)(c)	120,847,000	120,875,725
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.77%), 0.90%, 8/15/2023(c)	15,000,000	15,099,668
Natwest Group plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.47%), 1.63%, 5/15/2023(c)	83,064,000	83,984,332
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.15%), 2.36%, 5/22/2024(c)	133,000	137,362
(ICE LIBOR USD 3 Month + 1.76%), 4.27%, 3/22/2025(c)	10,045,000	10,960,429

Investments	Principal Amount($)	Value($)
NatWest Markets plc (United Kingdom)
3.63%, 9/29/2022(a)	25,670,000	26,793,132
2.38%, 5/21/2023(a)(b)	10,000,000	10,382,320
(SOFR + 0.53%), 0.54%, 8/12/2024(a)(c)	20,000,000	20,062,000
Nordea Bank Abp (Finland)
1.00%, 6/9/2023(a)	15,826,000	16,029,024
0.63%, 5/24/2024(a)	26,229,000	26,291,797
PNC Bank NA
(ICE LIBOR USD 3 Month + 0.44%), 2.23%, 7/22/2022(c)	6,211,000	6,228,906
(ICE LIBOR USD 3 Month + 0.42%), 2.03%, 12/9/2022(b)(c)	3,610,000	3,642,461
(ICE LIBOR USD 3 Month + 0.32%), 1.74%, 2/24/2023(c)	2,405,000	2,431,010
PNC Financial Services Group, Inc. (The) 2.85%, 11/9/2022(d)	1,465,000	1,520,012
Royal Bank of Canada (Canada)
(ICE LIBOR USD 3 Month + 0.73%), 0.91%, 2/1/2022(c)	1,333,000	1,339,106
2.75%, 2/1/2022	12,939,000	13,162,220
1.95%, 1/17/2023(b)	479,000	492,373
1.60%, 4/17/2023	26,338,000	26,996,744
3.70%, 10/5/2023	7,562,000	8,149,636
(SOFR + 0.45%), 0.46%, 10/26/2023(c)	62,070,000	62,386,582
Santander UK Group Holdings plc ( United Kingdom) 2.88%, 8/5/2021	12,592,000	12,648,414
Santander UK plc (United Kingdom)
(ICE LIBOR USD 3 Month + 0.62%), 0.81%, 6/1/2021(c)	3,000,000	3,000,000
3.40%, 6/1/2021	6,638,000	6,638,000
(ICE LIBOR USD 3 Month + 0.66%), 0.82%, 11/15/2021(b)(c)	20,219,000	20,270,811
2.10%, 1/13/2023(b)	21,152,000	21,755,600
Skandinaviska Enskilda Banken AB (Sweden)
1.88%, 9/13/2021	22,200,000	22,306,821
3.05%, 3/25/2022(a)(b)	13,760,000	14,062,995
2.20%, 12/12/2022(a)	10,957,000	11,283,828
Societe Generale SA (France)
4.25%, 9/14/2023(a)	16,840,000	18,198,814
3.88%, 3/28/2024(a)	18,036,000	19,522,115
2.63%, 1/22/2025(a)(b)	5,000,000	5,242,772
Standard Chartered plc (United Kingdom)

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
(ICE LIBOR USD 3 Month + 1.20%), 1.38%, 9/10/2022(a)(c)	40,825,000	40,939,347
(ICE LIBOR USD 3 Month + 1.20%), 2.74%, 9/10/2022(a)(c)	50,600,000	50,919,942
(ICE LIBOR USD 3 Month + 1.15%), 1.34%, 1/20/2023(a)(c)	9,712,000	9,766,116
(ICE LIBOR USD 3 Month + 1.15%), 4.25%, 1/20/2023(a)(c)	41,232,000	42,207,667
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.17%), 1.32%, 10/14/2023(a)(b)(c)	12,742,000	12,846,357
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.88%), 1.21%, 3/23/2025(a)(c)	12,000,000	12,087,198
Sumitomo Mitsui Banking Corp. (Japan) 3.20%, 7/18/2022	24,653,000	25,474,783
Sumitomo Mitsui Financial Group, Inc. (Japan)
(ICE LIBOR USD 3 Month + 1.11%), 1.30%, 7/14/2021(b)(c)	5,404,000	5,411,258
2.06%, 7/14/2021	1,582,000	1,585,564
(ICE LIBOR USD 3 Month + 1.14%), 1.33%, 10/19/2021(c)	5,067,000	5,088,253
2.44%, 10/19/2021	29,688,000	29,944,419
(ICE LIBOR USD 3 Month + 0.97%), 1.16%, 1/11/2022(c)	19,000,000	19,098,323
2.85%, 1/11/2022	262,000	266,282
2.78%, 7/12/2022	45,567,000	46,845,010
2.78%, 10/18/2022	6,875,000	7,111,637
3.10%, 1/17/2023	184,000	192,326
Svenska Handelsbanken AB (Sweden) 1.88%, 9/7/2021	4,537,000	4,558,088
Toronto-Dominion Bank (The) (Canada)
(ICE LIBOR USD 3 Month + 0.43%), 0.61%, 6/11/2021(c)	2,435,000	2,435,312
3.25%, 6/11/2021	11,301,000	11,309,784
(ICE LIBOR USD 3 Month + 0.90%), 1.09%, 7/13/2021(c)	5,890,000	5,896,308
1.80%, 7/13/2021	980,000	981,876
1.90%, 12/1/2022	3,189,000	3,270,523
(SOFR + 0.24%), 0.25%, 1/6/2023(c)	73,141,000	73,212,301
0.25%, 1/6/2023(b)	78,100,000	78,095,407

Investments	Principal Amount($)	Value($)
(SOFR + 0.48%), 0.49%, 1/27/2023(c)	29,380,000	29,526,219
0.75%, 6/12/2023	33,955,000	34,266,616
0.45%, 9/11/2023	48,000	48,140
Truist Financial Corp.
3.20%, 9/3/2021	1,300,000	1,306,771
2.70%, 1/27/2022(b)	271,000	274,914
3.05%, 6/20/2022	17,689,000	18,178,366
3.75%, 12/6/2023	8,520,000	9,205,517
US Bancorp
(ICE LIBOR USD 3 Month + 0.64%), 0.82%, 1/24/2022(c)	54,000	54,186
US Bank NA
(ICE LIBOR USD 3 Month +
0.38%), 0.54%, 11/16/2021(c)	9,732,000	9,744,652
3.45%, 11/16/2021	279,000	282,437
(ICE LIBOR USD 3 Month + 0.18%), 0.37%, 1/21/2022(c)	82,771,000	82,868,548
1.80%, 1/21/2022	500,000	504,668
2.65%, 5/23/2022	2,081,000	2,127,359
Wells Fargo & Co. 3.75%, 1/24/2024	4,790,000	5,178,618
(SOFR + 1.60%), 1.65%, 6/2/2024(c)	24,600,000	25,214,967
(SOFR + 0.51%), 0.80%, 5/19/2025(c)	19,800,000	19,843,307
Wells Fargo Bank NA
(ICE LIBOR USD 3 Month + 0.51%), 0.69%, 10/22/2021(c)	445,000	445,815
(ICE LIBOR USD 3 Month + 0.65%), 2.08%, 9/9/2022(c)	25,327,000	25,456,449
3.55%, 8/14/2023	16,330,000	17,467,302
Westpac Banking Corp. (Australia)
(ICE LIBOR USD 3 Month + 0.85%), 1.00%, 8/19/2021(c)	1,750,000	1,753,389
(ICE LIBOR USD 3 Month + 0.85%), 1.04%, 1/11/2022(c)	4,524,000	4,546,811
2.50%, 6/28/2022	8,763,000	8,981,939
2.00%, 1/13/2023	1,140,000	1,172,505

		4,369,884,964

Beverages — 0.6%
Coca-Cola Europacific Partners plc (United Kingdom) 0.50%, 5/5/2023(a)	52,288,000	52,227,229
Heineken NV (Netherlands) 2.75%, 4/1/2023(a)	6,250,000	6,501,311
Keurig Dr Pepper, Inc. 0.75%, 3/15/2024	29,188,000	29,241,680
PepsiCo, Inc. 3.10%, 7/17/2022	7,570,000	7,778,647

		95,748,867

Biotechnology — 0.8%
AbbVie, Inc. 3.38%, 11/14/2021	8,000,000	8,115,805

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
(ICE LIBOR USD 3 Month + 0.46%), 0.61%, 11/19/2021 (c)	19,800,000	19,831,086
2.15%, 11/19/2021	38,122,000	38,476,581
5.00%, 12/15/2021	7,500,000	7,601,396
3.45%, 3/15/2022	9,930,000	10,126,873
Gilead Sciences, Inc. (ICE LIBOR USD 3 Month + 0.15%), 0.33%, 9/17/2021 (c)	29,439,000	29,445,981
3.25%, 9/1/2022	22,641,000	23,364,541

		136,962,263

Capital Markets — 5.5%
Ameriprise Financial, Inc. 4.00%, 10/15/2023	1,606,000	1,741,651
Bank of New York Mellon Corp. (The)
2.60%, 2/7/2022	383,000	388,361
1.85%, 1/27/2023 (b)	1,210,000	1,243,454
2.95%, 1/29/2023	396,000	413,288
3.50%, 4/28/2023 (b)	818,000	870,122
(ICE LIBOR USD 3 Month + 0.63%), 2.66%, 5/16/2023 (c)	5,401,000	5,526,628
Charles Schwab Corp. (The)
3.23%, 9/1/2022	300,000	311,119
2.65%, 1/25/2023	3,499,000	3,628,725
(SOFR + 0.50%), 0.51%, 3/18/2024 (c)	1,642,000	1,653,560
Credit Suisse AG (Switzerland)
(SOFR + 0.45%), 0.46%, 2/4/2022 (c)	5,878,000	5,885,994
2.80%, 4/8/2022	67,624,000	69,129,523
1.00%, 5/5/2023	8,715,000	8,814,155
(SOFR + 0.39%), 0.40%, 2/2/2024 (c)	40,999,000	40,855,914
Daiwa Securities Group, Inc. (Japan) 3.13%, 4/19/2022 (a)	2,583,000	2,645,177
Deutsche Bank AG (Germany) 0.90%, 5/28/2024	24,100,000	24,118,153
Goldman Sachs Group, Inc. (The)
(ICE LIBOR USD 3 Month + 0.82%), 2.88%, 10/31/2022 (c)	21,529,000	21,753,580
(SOFR + 0.41%), 0.42%, 1/27/2023 (c)	25,368,000	25,383,258
(ICE LIBOR USD 3 Month + 1.05%), 1.24%, 6/5/2023 (c)	9,896,000	9,974,548
(ICE LIBOR USD 3 Month + 1.00%), 1.18%, 7/24/2023 (c)	1,343,000	1,354,011
(SOFR + 0.54%), 0.63%, 11/17/2023 (c)	33,389,000	33,456,600
(SOFR + 0.57%), 0.67%, 3/8/2024 (b)(c)	77,500,000	77,720,655
ING Bank NV (Netherlands) 5.00%, 6/9/2021 (a)	15,208,000	15,222,417
Intercontinental Exchange, Inc. 2.35%, 9/15/2022	2,115,000	2,169,313

Investments	Principal Amount($)	Value($)
Macquarie Bank Ltd. (Australia) (ICE LIBOR USD 3 Month + 0.45%), 0.63%, 8/6/2021 (a)(c)	40,914,000	40,944,828
(ICE LIBOR USD 3 Month + 0.45%), 0.60%, 11/24/2021 (a)(c)	47,038,000	47,133,017
2.10%, 10/17/2022 (a)	4,920,000	5,044,504
0.44%, 12/16/2022 (a)	85,955,000	86,073,134
Moody’s Corp. 4.50%, 9/1/2022	2,048,000	2,131,773
Morgan Stanley
2.63%, 11/17/2021	24,860,000	25,136,275
2.75%, 5/19/2022	36,682,000	37,584,125
(SOFR + 0.70%), 0.71%, 1/20/2023 (c)	18,323,000	18,366,792
3.13%, 1/23/2023	18,075,000	18,909,604
(SOFR + 0.47%), 0.56%, 11/10/2023 (b)(c)	21,754,000	21,801,438
(SOFR + 0.46%), 0.53%, 1/25/2024 (c)	8,363,000	8,380,950
(SOFR + 0.62%), 0.73%, 4/5/2024 (c)	38,073,000	38,214,467
(SOFR + 0.53%), 1.00%, 5/30/2025 (c)	25,000,000	24,980,932
State Street Corp. (SOFR + 2.69%), 2.82%, 3/30/2023 (c)	15,059,000	15,381,865
UBS AG (Switzerland)
1.75%, 4/21/2022 (a)	68,158,000	69,018,458
0.38%, 6/1/2023 (a)	16,777,000	16,772,174
(SOFR + 0.36%), 0.37%, 2/9/2024 (a)(c)	23,894,000	23,930,319
UBS Group AG (Switzerland) (ICE LIBOR USD 3 Month + 1.22%), 1.37%, 5/23/2023 (a)(c)	5,805,000	5,864,453
3.49%, 5/23/2023 (a)	290,000	298,727
(ICE LIBOR USD 3 Month + 0.95%), 2.86%, 8/15/2023 (a)(c)	35,380,000	36,398,503
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.83%), 1.01%, 7/30/2024 (a)(c)	36,500,000	36,823,970

		933,450,514

Chemicals — 0.4%
Air Liquide Finance SA (France) 1.75%, 9/27/2021 (a)	20,860,000	20,935,927
Chevron Phillips Chemical Co. LLC 3.30%, 5/1/2023 (a)	4,703,000	4,946,709
International Flavors & Fragrances, Inc. 0.70%, 9/15/2022 (a)	15,000,000	15,032,105

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Nutrien Ltd. (Canada) 1.90%, 5/13/2023	22,880,000	23,480,063

		64,394,804

Construction & Engineering — 0.0% (e)
Heathrow Funding Ltd. (United Kingdom) 4.88%, 7/15/2021 (a)	3,193,000	3,208,402

Consumer Finance — 3.7%
American Express Co. (ICE LIBOR USD 3 Month + 0.60%), 0.78%, 11/5/2021 (c)	12,004,000	12,028,608
2.75%, 5/20/2022	117,000	119,642
2.50%, 8/1/2022	8,699,000	8,908,907
2.65%, 12/2/2022	885,000	917,160
3.40%, 2/27/2023	4,933,000	5,184,772
3.70%, 8/3/2023	3,130,000	3,349,024
American Express Credit Corp. (ICE LIBOR USD 3 Month + 0.70%), 0.88%, 3/3/2022 (c)	235,000	236,049
American Honda Finance Corp.
(ICE LIBOR USD 3 Month + 0.15%), 0.30%, 2/22/2023 (c)	99,001,000	99,051,110
0.35%, 4/20/2023	22,306,000	22,310,832
0.88%, 7/7/2023	9,506,000	9,613,027
0.65%, 9/8/2023	31,889,000	32,126,567
Avolon Holdings Funding Ltd. (Ireland) 3.63%, 5/1/2022 (a)	26,415,000	27,062,600
Capital One Financial Corp.
(ICE LIBOR USD 3 Month + 0.95%), 1.14%, 3/9/2022 (c)	8,214,000	8,264,521
2.60%, 5/11/2023	62,346,000	64,900,351
Caterpillar Financial Services Corp.
(ICE LIBOR USD 3 Month + 0.28%), 0.46%, 9/7/2021 (c)	5,838,000	5,842,686
(ICE LIBOR USD 3 Month + 0.22%), 0.41%, 1/6/2022 (c)	1,730,000	1,732,041
0.95%, 5/13/2022	25,206,000	25,394,442
1.95%, 11/18/2022	7,500,000	7,691,507
2.55%, 11/29/2022	9,656,000	9,996,855
General Motors Financial Co., Inc.
(SOFR + 1.20%), 1.21%, 11/17/2023 (c)	23,000,000	23,429,870
1.05%, 3/8/2024	18,436,000	18,557,369
John Deere Capital Corp.
(ICE LIBOR USD 3 Month + 0.26%), 0.44%, 9/10/2021 (c)	300,000	300,183
3.15%, 10/15/2021	7,600,000	7,685,149
3.20%, 1/10/2022	189,000	192,637
(ICE LIBOR USD 3 Month + 0.38%), 0.56%, 3/7/2022 (c)	145,000	145,361

Investments	Principal Amount($)	Value($)
2.75%, 3/15/2022	1,000,000	1,019,871
2.80%, 1/27/2023	573,000	597,693
Toyota Motor Credit Corp.
(ICE LIBOR USD 3 Month + 0.15%), 0.30%, 2/14/2022 (c)	30,437,000	30,469,295
0.45%, 7/22/2022	13,171,000	13,214,299
0.35%, 10/14/2022	65,417,000	65,554,355
0.40%, 4/6/2023	60,127,000	60,272,701
(SOFR + 0.33%), 0.34%, 1/11/2024 (c)	61,779,000	61,941,942

		628,111,426

Diversified Financial Services — 1.7%
AIG Global Funding
1.90%, 10/6/2021 (a)	11,007,000	11,072,433
2.70%, 12/15/2021 (a)	412,000	416,728
2.30%, 7/1/2022 (a)	2,125,000	2,170,723
0.80%, 7/7/2023 (a)	8,310,000	8,397,107
(SOFR + 0.38%), 0.39%, 12/15/2023 (a)(c)	48,943,000	49,033,223
CK Hutchison International 16 Ltd. (United Kingdom) 1.88%, 10/3/2021 (a)	38,819,000	39,013,095
CK Hutchison International 17 Ltd. (United Kingdom) 2.88%, 4/5/2022 (a)	3,245,000	3,307,823
Element Fleet Management Corp. (Canada) 1.60%, 4/6/2024 (a)(b)	9,954,000	10,089,061
National Rural Utilities Cooperative Finance Corp. 2.30%, 9/15/2022	2,070,000	2,120,924
Series D, (ICE LIBOR USD 3 Month + 0.07%), 0.22%, 2/16/2023 (c)	65,911,000	65,738,658
NTT Finance Corp. (Japan)
0.37%, 3/3/2023 (a)	40,004,000	40,038,003
ORIX Corp. (Japan) 2.90%, 7/18/2022	147,000	150,963
Siemens Financieringsmaatschappij NV (Germany)
1.70%, 9/15/2021 (a)	1,805,000	1,812,953
(ICE LIBOR USD 3 Month + 0.61%), 0.80%, 3/16/2022 (a)(c)	1,227,000	1,232,975
0.40%, 3/11/2023 (a)	14,889,000	14,927,571
(SOFR + 0.43%), 0.44%, 3/11/2024 (a)(c)	31,468,000	31,661,715

		281,183,955

Diversified Telecommunication Services — 1.1%
AT&T, Inc. (SOFR + 0.64%), 0.65%, 3/25/2024 (c)	24,755,000	24,810,288
Bell Canada (Canada) Series US-3, 0.75%, 3/17/2024	108,200,000	108,322,106

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Telstra Corp. Ltd. (Australia) 4.80%, 10/12/2021 (a)	700,000	711,385
Verizon Communications, Inc.
(ICE LIBOR USD 3 Month + 1.00%), 1.19%, 3/16/2022 (c)	28,319,000	28,529,986
0.75%, 3/22/2024	21,503,000	21,681,186

		184,054,951

Electric Utilities — 2.4%
American Electric Power Co., Inc. Series M, 0.75%, 11/1/2023	9,684,000	9,699,794
Duke Energy Corp.
3.55%, 9/15/2021	5,959,000	5,966,207
2.40%, 8/15/2022	1,279,000	1,307,973
Duke Energy Progress LLC Series A, (ICE LIBOR USD 3 Month + 0.18%), 0.34%, 2/18/2022 (c)	15,373,000	15,373,200
Emera US Finance LP (Canada)
2.70%, 6/15/2021	17,900,000	17,913,754
0.83%, 6/15/2024 (a)	11,121,000	11,132,130
Enel Finance International NV (Italy) 2.88%, 5/25/2022 (a)	26,842,000	27,488,295
Entergy Louisiana LLC 0.62%, 11/17/2023	34,117,000	34,165,945
Eversource Energy Series N, 3.80%, 12/1/2023	174,000	187,144
Florida Power & Light Co. (ICE LIBOR USD 3 Month + 0.38%), 0.56%, 7/28/2023 (b)(c)	76,259,000	76,262,813
NextEra Energy Capital Holdings, Inc.
(ICE LIBOR USD 3 Month + 0.72%), 0.87%, 2/25/2022 (c)	42,944,000	43,118,815
2.90%, 4/1/2022	4,780,000	4,886,725
1.95%, 9/1/2022	30,000,000	30,612,133
(ICE LIBOR USD 3 Month + 0.27%), 0.42%, 2/22/2023 (c)	29,947,000	29,954,999
0.65%, 3/1/2023 (b)	15,975,000	16,069,474
PECO Energy Co. 1.70%, 9/15/2021	1,250,000	1,253,909
PPL Capital Funding, Inc. 3.95%, 3/15/2024	1,449,000	1,567,067
Southern Co. (The)
2.35%, 7/1/2021	33,111,000	33,111,000
Series 21-A, 0.60%, 2/26/2024 (b)	34,448,000	34,532,462
Wisconsin Electric Power Co. 2.95%, 9/15/2021	11,716,000	11,718,996

		406,322,835

Electrical Equipment — 0.0% (e)
ABB Finance USA, Inc. (Switzerland)

Investments	Principal Amount($)	Value $)
2.88%, 5/8/2022	1,400,000	1,434,464
Eaton Corp. 2.75%, 11/2/2022	4,062,000	4,203,234

		5,637,698

Electronic Equipment, Instruments & Components — 0.0% (e)
ABB Treasury Center USA, Inc. 4.00%, 6/15/2021 (a)	1,000,000	1,001,288

Energy Equipment & Services — 0.0% (e)
Schlumberger Investment SA 3.30%, 9/14/2021 (a)	7,324,000	7,327,266

Entertainment — 0.3%
TWDC Enterprises 18 Corp.
3.75%, 6/1/2021	1,475,000	1,475,000
2.75%, 8/16/2021	484,000	486,598
2.55%, 2/15/2022	3,453,000	3,509,376
2.35%, 12/1/2022	5,400,000	5,567,603
Walt Disney Co. (The)
(ICE LIBOR USD 3 Month + 0.25%), 0.44%, 9/1/2021 (b)(c)	6,678,000	6,681,369
1.65%, 9/1/2022	19,999,000	20,344,586
3.00%, 9/15/2022	5,500,000	5,697,342

		43,761,874

Food & Staples Retailing — 0.7%
7-Eleven, Inc.
(ICE LIBOR USD 3 Month + 0.45%), 0.61%, 8/10/2022 (a)(c)	52,108,000	52,152,292
0.63%, 2/10/2023 (a)	62,391,000	62,463,177
Kroger Co. (The) 2.95%, 11/1/2021	9,610,000	9,697,455

		124,312,924

Food Products — 0.5%
Cargill, Inc.
3.30%, 3/1/2022 (a)	3,075,000	3,123,085
Hormel Foods Corp.
0.65%, 6/3/2024	13,631,000	13,637,476
Mondelez International Holdings Netherlands BV
2.00%, 10/28/2021 (a)	36,765,000	36,975,700
2.13%, 9/19/2022 (a)	18,605,000	19,031,063
Mondelez International, Inc. 0.63%, 7/1/2022	7,039,000	7,066,319
Nestle Holdings, Inc. 3.10%, 9/24/2021 (a)	451,000	454,069
Unilever Capital Corp. (United Kingdom) 3.00%, 3/7/2022	1,541,000	1,574,554

		81,862,266

Gas Utilities — 2.0%
Atmos Energy Corp.
(ICE LIBOR USD 3 Month + 0.38%), 0.57%, 3/9/2023 (c)	87,431,000	87,454,138
0.63%, 3/9/2023	55,468,000	55,519,958

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
CenterPoint Energy Resources Corp.
(ICE LIBOR USD 3 Month + 0.50%), 0.68%, 3/2/2023 (c)	27,945,000	27,954,298
0.70%, 3/2/2023	25,216,000	25,237,846
ONE Gas, Inc.
(ICE LIBOR USD 3 Month + 0.61%), 0.79%, 3/11/2023 (c)	60,795,000	60,828,741
0.85%, 3/11/2023	82,093,000	82,187,148
Southern Natural Gas Co. LLC 0.63%, 4/28/2023 (a)	4,600,000	4,596,920

		343,779,049

Health Care Equipment & Supplies — 0.0% (e)
Abbott Laboratories 2.55%, 3/15/2022	143,000	145,675
DH Europe Finance II SARL 2.05%, 11/15/2022	1,000,000	1,024,460

		1,170,135

Health Care Providers & Services — 0.7%
AmerisourceBergen Corp. 0.74%, 3/15/2023	39,580,000	39,716,860
Anthem, Inc.
3.13%, 5/15/2022	22,700,000	23,328,181
3.30%, 1/15/2023	2,946,000	3,084,412
Cigna Corp.
(ICE LIBOR USD 3 Month + 0.89%), 1.07%, 7/15/2023 (c)	14,963,000	15,167,196
0.61%, 3/15/2024 (b)	19,803,000	19,826,569
CVS Health Corp. 2.13%, 6/1/2021	8,193,000	8,193,000
UnitedHealth Group, Inc.
3.38%, 11/15/2021	1,051,000	1,057,794
2.88%, 12/15/2021	1,265,000	1,283,198
2.88%, 3/15/2022	4,716,000	4,784,358
3.35%, 7/15/2022	2,251,000	2,330,123

		118,771,691

Hotels, Restaurants & Leisure — 0.4%
McDonald’s Corp. 2.63%, 1/15/2022	52,053,000	52,830,541
Starbucks Corp. 1.30%, 5/7/2022	10,231,000	10,335,212

		63,165,753

Household Products — 0.2%
Church & Dwight Co., Inc. 2.45%, 8/1/2022	5,800,000	5,934,570
Reckitt Benckiser Treasury Services plc (United Kingdom) 2.38%, 6/24/2022 (a)	30,205,000	30,819,487

		36,754,057

Industrial Conglomerates — 0.3%
3M Co.

Investments	Principal Amount($)	Value($)
1.75%, 2/14/2023	205,000	209,985
2.25%, 3/15/2023	5,202,000	5,382,088
Honeywell International, Inc.
2.15%, 8/8/2022	3,051,000	3,119,063
0.48%, 8/19/2022	21,813,000	21,829,573
Roper Technologies, Inc.
2.80%, 12/15/2021	9,603,000	9,713,103
0.45%, 8/15/2022	5,216,000	5,224,046

		45,477,858

Insurance — 4.5%
AIA Group Ltd. (Hong Kong)
(ICE LIBOR USD 3 Month + 0.52%), 0.71%, 9/20/2021 (a)(c)	10,683,000	10,685,130
American International Group, Inc. 4.88%, 6/1/2022	291,000	304,287
Athene Global Funding
1.20%, 10/13/2023 (a)	62,010,000	62,687,054
0.95%, 1/8/2024 (a)	33,070,000	33,226,475
1.00%, 4/16/2024 (a)	28,370,000	28,522,176
Brighthouse Financial Global Funding
(SOFR + 0.76%), 0.77%, 4/12/2024 (a)(c)	7,494,000	7,544,344
1.00%, 4/12/2024 (a)	7,007,000	7,037,814
Equitable Financial Life Global Funding
(SOFR + 0.39%), 0.40%, 4/6/2023 (a)(c)	63,649,000	63,756,636
0.50%, 11/17/2023 (a)	26,647,000	26,664,428
Guardian Life Global Funding
2.50%, 5/8/2022 (a)	5,994,000	6,125,054
3.40%, 4/25/2023 (a)	500,000	528,632
Jackson National Life Global Funding
(ICE LIBOR USD 3 Month + 0.48%), 0.66%, 6/11/2021 (a)(c)	837,000	837,108
3.30%, 2/1/2022 (a)	4,970,000	5,070,748
2.50%, 6/27/2022 (a)	2,091,000	2,140,832
2.38%, 9/15/2022 (a)(b)	900,000	921,996
(SOFR + 0.60%), 0.61%, 1/6/2023 (a)(b)(c)	22,504,000	22,617,916
3.25%, 1/30/2024 (a)	21,256,000	22,689,989
MassMutual Global Funding II
0.85%, 6/9/2023 (a)	39,446,000	39,871,190
0.48%, 8/28/2023 (a)	17,560,000	17,614,108
Met Tower Global Funding 0.55%, 7/13/2022 (a)	35,928,000	36,042,359
Metropolitan Life Global Funding I
1.95%, 9/15/2021 (a)	7,177,000	7,214,328
3.45%, 10/9/2021 (a)	7,975,000	8,067,439
3.38%, 1/11/2022 (a)	850,000	866,627
3.00%, 1/10/2023 (a)	243,000	253,376
0.90%, 6/8/2023 (a)	16,933,000	17,115,514

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
0.45%, 9/1/2023 (a)(b)	30,993,000	30,996,941
New York Life Global Funding
(ICE LIBOR USD 3 Month + 0.32%), 0.50%, 8/6/2021 (a)(c)	2,417,000	2,418,619
3.25%, 8/6/2021 (a)(b)	335,000	336,852
2.30%, 6/10/2022 (a)	1,650,000	1,686,136
0.40%, 9/20/2022 (a)	52,840,000	52,921,265
1.10%, 5/5/2023 (a)	15,873,000	16,117,145
Pricoa Global Funding I 2.20%, 6/3/2021 (a)	6,025,000	6,025,361
Principal Life Global Funding II
(ICE LIBOR USD 3 Month + 0.40%), 0.59%, 10/6/2021 (a)(c)	40,392,000	40,443,544
2.38%, 11/21/2021 (a)	485,000	489,963
1.25%, 5/11/2023 (a)(b)	84,951,000	86,396,983
Protective Life Global Funding
(ICE LIBOR USD 3 Month + 0.52%), 0.71%, 6/28/2021 (a)(c)	6,490,000	6,492,823
3.40%, 6/28/2021 (a)	15,246,000	15,281,744
1.08%, 6/9/2023 (a)	13,145,000	13,329,165
Reliance Standard Life Global Funding II
2.63%, 7/22/2022 (a)	9,073,000	9,290,699
2.15%, 1/21/2023 (a)	9,976,000	10,225,989
2.50%, 10/30/2024 (a)	2,780,000	2,915,864
Suncorp-Metway Ltd. (Australia)
2.80%, 5/4/2022 (a)	145,000	148,351
Swiss Re Treasury U.S. Corp. (Switzerland) 2.88%, 12/6/2022 (a)	35,796,000	36,945,051

		760,868,055

IT Services — 0.1%
Fidelity National Information Services, Inc. 0.60%, 3/1/2024	19,200,000	19,199,793
International Business Machines Corp.
1.88%, 8/1/2022	1,775,000	1,809,049
2.88%, 11/9/2022	2,215,000	2,297,868

		23,306,710

Metals & Mining — 0.1%
Glencore Funding LLC (Australia) 4.13%, 5/30/2023 (a)	680,000	724,349
Newmont Corp. 3.50%, 3/15/2022 (b)	13,848,000	14,081,541

		14,805,890

Multi-Utilities — 0.7%
Berkshire Hathaway Energy Co. 3.75%, 11/15/2023	2,000,000	2,144,674
CenterPoint Energy, Inc. 3.60%, 11/1/2021	9,921,000	10,056,639

Investments	Principal Amount($)	Value($)
(SOFR + 0.65%), 0.66%, 5/13/2024 (c)	35,739,000	35,778,670
Consolidated Edison Co. of New York, Inc. Series C, (ICE LIBOR USD 3 Month + 0.40%), 0.60%, 6/25/2021 (c)	2,631,000	2,631,750
Dominion Energy, Inc. 2.72%, 8/15/2021 (d)	20,166,000	20,265,198
Series D, (ICE LIBOR USD 3 Month + 0.53%), 0.71%, 9/15/2023 (c)	31,071,000	31,084,649
WEC Energy Group, Inc. 0.55%, 9/15/2023	15,845,000	15,848,102

		117,809,682

Oil, Gas & Consumable Fuels — 1.1%
APT Pipelines Ltd. (Australia) 4.20%, 3/23/2025 (a)	12,446,000	13,643,524
Chevron USA, Inc.
0.33%, 8/12/2022	16,407,000	16,426,957
0.43%, 8/11/2023 (b)	1,727,000	1,736,934
Enbridge Energy Partners LP 4.20%, 9/15/2021	2,363,000	2,366,334
Enbridge, Inc. (Canada) (SOFR + 0.40%), 0.41%, 2/17/2023 (c)	13,879,000	13,896,055
Equinor ASA (Norway) 2.45%, 1/17/2023	1,130,000	1,170,137
Exxon Mobil Corp.
1.90%, 8/16/2022	10,747,000	10,969,960
1.57%, 4/15/2023	48,100,000	49,265,848
Phillips 66 4.30%, 4/1/2022	1,068,000	1,103,590
Pioneer Natural Resources Co. 0.75%, 1/15/2024	23,563,000	23,590,205
Saudi Arabian Oil Co. (Saudi Arabia)
2.75%, 4/16/2022 (a)(b)	4,800,000	4,889,400
1.25%, 11/24/2023 (a)	8,000,000	8,087,500
Suncor Energy, Inc. (Canada) 2.80%, 5/15/2023	3,473,000	3,622,297
Total Capital International SA (France) 2.22%, 7/12/2021	16,284,000	16,308,176
TransCanada PipeLines Ltd. (Canada) 3.75%, 10/16/2023	25,013,000	26,704,357

		193,781,274

Pharmaceuticals — 1.1%
AstraZeneca plc (United Kingdom) 0.30%, 5/26/2023	105,524,000	105,479,638
Bristol-Myers Squibb Co.
2.25%, 8/15/2021	1,530,000	1,536,478
2.60%, 5/16/2022	6,770,000	6,927,898
3.55%, 8/15/2022 (b)	503,000	523,282
0.54%, 11/13/2023	1,180,000	1,181,653

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
EMD Finance LLC (Germany) 2.95%, 3/19/2022 (a)	2,793,000	2,839,943
GlaxoSmithKline Capital plc (United Kingdom)
2.85%, 5/8/2022	15,098,000	15,472,529
2.88%, 6/1/2022	4,285,000	4,391,643
Pfizer, Inc.
3.00%, 9/15/2021	221,000	222,909
2.80%, 3/11/2022	247,000	251,976
Takeda Pharmaceutical Co. Ltd. (Japan) 4.40%, 11/26/2023	1,125,000	1,227,102
Viatris, Inc. 1.13%, 6/22/2022 (a)	17,844,000	17,964,291
Zoetis, Inc. (ICE LIBOR USD 3 Month + 0.44%), 0.60%, 8/20/2021 (c)	22,902,000	22,921,468

		180,940,810

Road & Rail — 0.4%
ERAC USA Finance LLC
4.50%, 8/16/2021 (a)	250,000	252,146
2.60%, 12/1/2021 (a)	2,225,000	2,245,842
Penske Truck Leasing Co. LP
3.65%, 7/29/2021 (a)	15,088,000	15,126,064
3.38%, 2/1/2022 (a)	10,521,000	10,678,738
4.88%, 7/11/2022 (a)	11,895,000	12,456,899
4.25%, 1/17/2023 (a)	677,000	716,988
2.70%, 3/14/2023 (a)	5,895,000	6,106,975
4.13%, 8/1/2023 (a)	2,500,000	2,679,695
Ryder System, Inc.
3.45%, 11/15/2021	12,913,000	13,064,015
2.88%, 6/1/2022	6,291,000	6,441,522

		69,768,884

Semiconductors & Semiconductor Equipment — 0.1%
Analog Devices, Inc. 2.50%, 12/5/2021	7,784,000	7,859,997
Intel Corp. 3.30%, 10/1/2021	1,011,000	1,021,322

		8,881,319

Software — 0.3%
Oracle Corp.
1.90%, 9/15/2021	2,136,000	2,143,604
2.50%, 5/15/2022	6,980,000	7,107,071
2.50%, 10/15/2022	17,209,000	17,738,608
VMware, Inc. 2.95%, 8/21/2022	25,197,000	25,918,366

		52,907,649

Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc.
1.55%, 8/4/2021	400,000	400,497
1.70%, 9/11/2022	21,091,000	21,500,798

		21,901,295

Investments	Principal Amount($)	Value($)
Thrifts & Mortgage Finance — 2.2%
BPCE SA (France) 2.75%, 12/2/2021	10,782,000	10,919,884
(ICE LIBOR USD 3 Month + 0.30%), 0.49%, 1/14/2022 (a)(b)(c)	86,643,000	86,755,238
(SOFR + 0.44%), 0.45%, 2/17/2022 (a)(c)	53,697,000	53,783,008
(ICE LIBOR USD 3 Month + 1.22%), 1.37%, 5/22/2022 (a)(c)	2,490,000	2,514,699
3.00%, 5/22/2022 (a)	11,561,000	11,867,207
(ICE LIBOR USD 3 Month + 0.88%), 1.01%, 5/31/2022 (c)	27,250,000	27,480,792
2.75%, 1/11/2023 (a)(b)	5,000,000	5,194,182
Nationwide Building Society (United Kingdom)
2.45%, 7/27/2021 (a)	6,750,000	6,773,375
2.00%, 1/27/2023 (a)(b)	55,589,000	57,160,816
(ICE LIBOR USD 3 Month + 1.18%), 3.62%, 4/26/2023 (a)(c)	55,942,000	57,568,106
0.55%, 1/22/2024 (a)	60,158,000	60,162,256

		380,179,563

Tobacco — 0.4%
Philip Morris International, Inc.
2.38%, 8/17/2022	11,000,000	11,275,988
2.50%, 8/22/2022	160,000	164,392
2.50%, 11/2/2022	2,620,000	2,699,441
Reynolds American, Inc. (United Kingdom) 4.85%, 9/15/2023	45,368,000	49,667,071

		63,806,892

Trading Companies & Distributors — 0.6%
Air Lease Corp. (ICE LIBOR USD 3 Month + 0.35%), 0.49%, 12/15/2022 (c)	78,375,000	78,374,992
Aviation Capital Group LLC
(ICE LIBOR USD 3 Month + 0.95%), 1.14%, 6/1/2021 (a)(c)	15,273,000	15,273,000
(ICE LIBOR USD 3 Month + 0.67%), 0.86%, 7/30/2021 (a)(c)	6,254,000	6,252,366
2.88%, 1/20/2022 (a)	2,986,000	3,021,467
BOC Aviation Ltd. (Singapore) 2.38%, 9/15/2021 (a)	6,200,000	6,214,725

		109,136,550

Wireless Telecommunication Services — 0.3%
Rogers Communications, Inc. (Canada)
(ICE LIBOR USD 3 Month + 0.60%), 0.79%, 3/22/2022 (b) (c)	41,534,000	41,669,110

TOTAL CORPORATE BONDS (Cost $10,605,916,028)		10,662,834,485

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
ASSET-BACKED SECURITIES—13.1%
522 Funding CLO Ltd. (Cayman Islands) Series 2019-4A, Class AR, 1.27%, 4/20/2030 (a)(f)	50,000,000	49,960,700
AIMCO CLO (Cayman Islands) Series 2015-AA, Class AR, 1.03%, 1/15/2028 (a)(f)	24,998,865	24,999,115
Apidos CLO (Cayman Islands)
Series 2015-21A, Class A1R, 1.12%, 7/18/2027 (a)(f)	17,786,088	17,793,754
Series 2016-24A, Class A1AL, 1.14%, 10/20/2030 (a)(f)	60,000,000	59,984,880
Series 2019-31A, Class A1R, 1.25%, 4/15/2031 (a)(f)	46,415,000	46,403,350
Atlas Senior Loan Fund (Cayman Islands) Series 2019-13A, Class A1NR, 1.26%, 4/22/2031 (a)(f)	24,675,000	24,668,757
Avery Point CLO Ltd. (Cayman Islands)
Series 2015-6A, Class AR2, 1.08%, 8/5/2027 (a)(f)	52,870,757	52,857,433
Series 2015-7A, Class AR2, 1.14%, 1/15/2028 (a)(f)	30,279,460	30,296,084
Bain Capital Credit CLO (Cayman Islands) Series 2019-1A, Class X, 1.02%, 4/19/2034 (a)(f)	6,000,000	5,999,988
Bain Capital Credit CLO Ltd. (Cayman Islands) Series 2016-2A, Class ARR, 1.15%, 1/15/2029 (a)(f)	78,764,644	78,744,795
Ballyrock CLO Ltd. (Cayman Islands) Series 2020-1A, Class A1, 1.89%, 7/20/2030 (a)(f)	4,000,000	4,003,564
Barings CLO Ltd. (Cayman Islands) Series 2013-IA, Class AR, 0.99%, 1/20/2028 (a)(f)	56,968,248	56,998,783

Investments	Principal Amount($)	Value($)
Benefit Street Partners CLO Ltd. (Cayman Islands)
Series 2013-IIA, Class A1R2, 1.05%, 7/15/2029 (a)(f)	24,939,203	24,932,918
Series 2013-IIIA, Class A1R2, 1.18%, 7/20/2029 (a)(f)	59,446,000	59,431,020
Series 2016-10A, Class X, 0 .79%, 4/20/2034 (a)(f)	1,618,750	1,618,344
BlueMountain CLO Ltd. (Cayman Islands)
Series 2012-2A, Class AR2, 1.21%, 11/20/2028 (a)(f)	8,640,348	8,649,386
Series 2013-1A, Class A1R2, 1.42%, 1/20/2029 (a)(f)	2,104,152	2,108,423
Capital One Prime Auto Receivables Trust Series 2020-1, Class A3, 1.60%, 11/15/2024	16,100,000	16,351,112
Carlyle Global Market Strategies CLO Ltd. Series 2012-4A, Class XRR, 0.93%, 4/22/2032 (a)(f)	156,934	156,926
CarMax Auto Owner Trust
Series 2020-4, Class A2, 0.31%, 1/16/2024	35,785,621	35,816,998
Series 2018-3, Class A4, 3.27%, 3/15/2024	15,600,000	16,089,041
Series 2021-2, Class A2A, 0.27%, 6/17/2024	30,969,000	30,989,796
CBAM Ltd. (Cayman Islands) Series 2017-3A, Class A, 1.42%, 10/17/2029 (a)(f)	8,660,000	8,666,893
CIFC Funding Ltd. (Cayman Islands) Series 2012-2RA, Class A1, 0.99%, 1/20/2028 (a)(f)	4,177,755	4,174,789
Series 2017-1A, Class AR, 1.20%, 4/23/2029 (a)(f)	5,500,000	5,504,213
Series 2017-5A, Class A1, 1.37%, 11/16/2030 (a)(f)	36,840,000	36,863,135
Clear Creek CLO (Cayman Islands) Series 2015-1A, Class X, 1.19%, 10/20/2030‡ (a)(f)	34,375	34,366
Cloud Pass-Through Trust Series 2019-1A, Class CLOU, 3.55%, 12/5/2022 (a)(f)	8,133,693	8,195,739
Dorchester Park CLO DAC Series 2015-1A, Class AR, 1.09%, 4/20/2028 (a)(f)	4,726,103	4,724,921
Dryden 49 Senior Loan Fund (Cayman Islands) Series 2017-49A, Class AR, 1.14%, 7/18/2030 (a)(f)	80,000,000	79,979,840

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Dryden Senior Loan Fund (Cayman Islands)
Series 2017-47A, Class A1R, 1.16%, 4/15/2028 (a)(f)	40,000,000	39,989,920
Series 2013-30A, Class AR, 0.98%, 11/15/2028 (a)(f)	62,388,846	62,414,675
Series 2014-36A, Class AR3, 1.20%, 4/15/2029 (a)(f)	71,656,000	71,734,607
Exeter Automobile Receivables Trust
Series 2021-1A, Class A2, 0.30%, 6/15/2023	13,114,166	13,115,446
Series 2021-2A, Class A2, 0.27%, 1/16/2024	25,488,000	25,489,147
Series 2021-1A, Class A3, 0.34%, 3/15/2024	4,283,000	4,285,002
Series 2021-2A, Class A3, 0.30%, 10/15/2024	10,937,000	10,935,783
Ford Credit Auto Owner Trust Series 2020-C, Class A2, 0.25%, 10/15/2023	38,278,491	38,298,817
Galaxy CLO Ltd. (Cayman Islands)
Series 2013-15A, Class AR, 1.38%, 10/15/2030 (a)(f)	17,920,000	17,925,878
Series 2016-22A, Class XRR, 1.02%, 4/16/2034 (a)(f)	4,000,000	3,999,816
GM Financial Automobile Leasing Trust Series 2020-3, Class A2A, 0.35%, 11/21/2022	20,483,165	20,498,052
GM Financial Consumer Automobile Receivables Trust Series 2020-4, Class A2, 0.26%, 11/16/2023	5,307,095	5,310,061
Goldentree Loan Management US CLO Ltd. (Cayman Islands) Series 2020-7A, Class XR, 0.69%, 4/20/2034 (a)(f)	5,000,000	4,999,995
Harriman Park CLO Ltd. (Cayman Islands) Series 2020-1A, Class XR, 0.78%, 4/20/2034 (a)(f)	5,000,000	5,010,175
Hyundai Auto Receivables Trust Series 2020-C, Class A2, 0.26%, 9/15/2023	59,700,817	59,734,345
ICG US CLO Ltd. (Cayman Islands) Series 2016-1A, Class XRR, 1.04%, 4/29/2034 (a)(f)	4,000,000	4,000,000
KKR CLO Ltd. (Cayman Islands) Series 13, Class A1R, 0.98%, 1/16/2028 (a)(f)	8,819,545	8,794,233
Series 28A, Class A, 1.32%, 3/15/2031 (a)(f)	12,379,544	12,412,312

Investments	Principal Amount($)	Value($)
Series 32A, Class A1, 1.50%, 1/15/2032 (a) (f)	18,000,000	18,064,008
KREF Ltd. Series 2018-FL1, Class A, 1.20%, 6/15/2036 (a)(f)	4,603,687	4,608,005
LCM LP (Cayman Islands) Series 14A, Class AR, 1.23%, 7/20/2031 (a)(f)	12,980,000	12,999,223
LCM Ltd. (Cayman Islands) Series 24A, Class AR, 1.17%, 3/20/2030 (a)(f)	51,444,000	51,431,036
LCM XVII LP (Cayman Islands) Series 17A, Class XR, 0.78%, 10/15/2031 (a)(f)	135,000	135,000
LCM XX LP (Cayman Islands) Series 20A, Class AR, 1.23%, 10/20/2027 (a)(f)	16,297,561	16,300,283
LMREC LLC Series 2021-CRE4, Class A, 1.16%, 4/22/2037 (a)(f)	29,419,000	29,418,991
Longfellow Place CLO Ltd. (Cayman Islands) Series 2013-1A, Class AR3, 1.18%, 4/15/2029 (a)(f)	25,000,000	24,993,700
Magnetite Ltd. (Cayman Islands) Series 2012-7A, Class A1R2, 0.98%, 1/15/2028 (a)(f)	30,004,306	30,028,430
Series 2015-16A, Class AR, 0.99%, 1/18/2028 (a)(f)	12,398,577	12,355,864
Series 2016-18A, Class AR, 1.24%, 11/15/2028 (a)(f)	7,600,000	7,602,622
Series 2020-25A, Class A, 1.45%, 1/25/2032 (a)(f)	20,000,000	20,009,080
Series 2020-27A, Class A1, 1.74%, 7/20/2033 (a) (f)	22,058,000	22,074,742
Series 2017-19A, Class X, 0.89%, 4/17/2034 (a)(f)	5,000,000	4,999,990
MP CLO III Ltd. (Cayman Islands) Series 2013-1A, Class AR, 1.44%, 10/20/2030 (a)(f)	9,000,000	9,012,600
Neuberger Berman CLO Ltd. (Cayman Islands) Series 2013-14A, Class AR2, 1.21%, 1/28/2030 (a)(f)	16,000,000	16,003,360
Series 2017-16SA, Class XR, 1.00%, 4/15/2034 (a)(f)	5,000,000	5,000,050
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands) Series 2020-37A, Class AR, 0.00%, 7/20/2031 (a)(f)(g)	44,247,000	44,247,000

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Newark BSL CLO 2 Ltd. (Cayman Islands) Series 2017-1A, Class A1R, 1.15%, 7/25/2030 (a)(f)	50,619,000	50,606,244
Newark BSL CLO Ltd. (Cayman Islands) Series 2016-1A, Class A1R, 1.28%, 12/21/2029 (a)(f)	32,778,479	32,793,590
OCP CLO Ltd. (Cayman Islands) Series 2015-9A, Class A1R, 0.98%, 7/15/2027 (a)(f)	8,493,368	8,495,764
Series 2016-12A, Class A1R, 1.31%, 10/18/2028 (a)(f)	808,522	808,552
Series 2020-8RA, Class A1, 1.44%, 1/17/2032 (a)(f)	35,000,000	34,990,900
Octagon Investment Partners 30 Ltd. (Cayman Islands) Series 2017-1A, Class A1R, 1.19%, 3/17/2030 (a)(f)	70,000,000	70,018,340
Octagon Investment Partners 35 Ltd. (Cayman Islands) Series 2018-1A, Class A1A, 1.25%, 1/20/2031 (a)(f)	35,000,000	35,001,715
Palmer Square Loan Funding Ltd. (Cayman Islands)
Series 2018-4A, Class A1, 1.06%, 11/15/2026 (a)(f)	589,408	588,943
Series 2019-2A, Class A1, 1.16%, 4/20/2027 (a)(f)	5,752,246	5,752,194
Series 2019-4A, Class A1, 1.08%, 10/24/2027 (a)(f)	19,249,783	19,212,207
Series 2020-1A, Class A1, 0.96%, 2/20/2028 (a)(f)	13,750,486	13,695,869
Series 2020-2A, Class A1, 1.19%, 4/20/2028 (a)(f)	14,099,336	14,107,175
Series 2020-4A, Class A1, 1.15%, 11/25/2028 (a)(f)	54,700,620	54,718,945
Series 2021-1A, Class A1, 1.05%, 4/20/2029 (a)(f)	49,889,000	49,876,328
Series 2021-2A, Class A1, 0.99%, 5/20/2029 (a)(f)	40,000,000	39,989,880
Santander Drive Auto Receivables Trust
Series 2020-3, Class A2, 0.46%, 9/15/2023	20,444,443	20,456,360
Series 2021-2, Class A2, 0.28%, 4/15/2024	25,903,000	25,907,621
Series 2021-2, Class A3, 0.34%, 2/18/2025	14,986,000	14,991,424
Shackleton CLO Ltd. (Cayman Islands) Series 2015-8A, Class A1R, 1.11%, 10/20/2027 (a)(f)	18,539,230	18,514,833

Investments	Principal Amount($)	Value($)
Series 2015-8A, Class A2R, 1.11%, 10/20/2027 (a)(f)	6,840,179	6,831,177
Sound Point CLO II Ltd. (Cayman Islands) Series 2013-1A, Class A1R, 1.25%, 1/26/2031 (a)(f)	2,430,000	2,430,158
Stratus CLO Ltd. (Cayman Islands) Series 2020-2A, Class A, 1.48%, 10/15/2028 (a)(f)	37,265,831	37,270,266
Symphony CLO Ltd. (Cayman Islands) Series 2014-14A, Class AR, 1.14%, 7/14/2026 (a)(f)	22,279,565	22,301,688
Series 2018-20A, Class X, 1.18%, 1/16/2032 (a)(f)	1,375,000	1,375,000
Series 2014-15A, Class XR2, 0.89%, 1/17/2032 (a)(f)	666,667	666,667
Series 2020-24A, Class A, 1.42%, 1/23/2032 (a)(f)	28,200,000	28,249,575
Tesla Auto Lease Trust Series 2020-A, Class A3, 0.68%, 12/20/2023 (a)	5,184,000	5,211,472
THL Credit Wind River CLO Ltd. (Cayman Islands) Series 2014-2A, Class AR, 1.32%, 1/15/2031 (a)(f)	5,500,000	5,502,107
Treman Park CLO Ltd. (Cayman Islands) Series 2015-1A, Class ARR, 1.26%, 10/20/2028 (a)(f)	16,564,250	16,615,235
Venture CLO Ltd. (Cayman Islands)
Series 2018-33A, Class A1LR, 1.24%, 7/15/2031 (a)(f)	31,836,000	31,827,977
Series 2019-36A, Class XR, 0.00%, 4/20/2032 (a)(f)(g)	5,500,000	5,500,000
Series 2021-43A, Class X, 1.19%, 4/15/2034 (a)(f)	5,000,000	5,000,000
Wind River CLO Ltd. (Cayman Islands) Series 2016-1A, Class AR, 1.23%, 7/15/2028 (a)(f)	12,717,203	12,713,998

TOTAL ASSET-BACKED SECURITIES (Cost $2,224,532,218)		2,227,253,515

COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.2%
ACRE Commercial Mortgage Ltd. (Cayman Islands) Series 2021-FL4, Class A, 0.93%, 12/18/2037 (a)(f)	12,000,000	11,955,060

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Benchmark Mortgage Trust
Series 2018-B3, Class A2, 3.85%, 4/10/2051	5,500,000	5,762,241
Series 2018-B5, Class A2, 4.08%, 7/15/2051	5,000,000	5,292,531
BX Commercial Mortgage Trust
Series 2020-BXLP, Class A, 0.90%, 12/15/2036 (a)(f)	22,529,516	22,557,718
Series 2020-VKNG, Class A, 1.03%, 10/15/2037 (a)(f)	31,775,700	31,855,009
BX Trust Series 2021-LBA, Class AJV, 0.90%, 2/15/2036 (a)(f)	39,712,098	39,801,962
BXMT Ltd. (Cayman Islands) Series 2020-FL3, Class A, 1.50%, 3/15/2037 (a)(f)	45,000,000	45,056,160
Citigroup Commercial Mortgage Trust
Series 2014-GC25, Class B, 4.34%, 10/10/2047‡ (f)	8,626,000	9,362,197
Series 2018-B2, Class A2, 3.79%, 3/10/2051	6,000,000	6,255,859
Credit Suisse Mortgage Capital Certificates Series 2019-ICE4, Class A, 1.08%, 5/15/2036 (a)(f)	28,000,000	28,059,461
CSAIL Commercial Mortgage Trust Series 2017-CX9, Class A2, 3.05%, 9/15/2050	2,500,000	2,562,053
DBGS Mortgage Trust Series 2018-BIOD, Class A, 0.90%, 5/15/2035 (a)(f)	26,753,605	26,769,119
GS Mortgage Securities Corp. Trust Series 2021-RENT, Class A, 0.80%, 11/21/2035 (a)(f)	5,000,052	5,002,540
Independence Plaza Trust Series 2018-INDP, Class A, 3.76%, 7/10/2035 (a)	10,000,000	10,639,129
KNDL Mortgage Trust Series 2019-KNSQ, Class A, 0.90%, 5/15/2036 (a)(f)	5,600,000	5,603,490
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C8, Class A3, 2.86%, 12/15/2048	7,730,939	7,898,932
Morgan Stanley Capital I Trust Series 2018-H3, Class A2, 4.00%, 7/15/2051	6,250,000	6,624,188
ONE Mortgage Trust Series 2021-PARK, Class A, 0.80%, 3/15/2036 (a)(f)	24,000,000	23,971,142
UBS Commercial Mortgage Trust Series 2018-C8, Class A2, 3.71%, 2/15/2051	6,569,000	6,834,242

Investments	Principal Amount($)	Value($)
Series 2018-C11, Class A2, 3.99%, 6/15/2051	4,647,000	4,860,685
Wells Fargo Commercial Mortgage Trust
Series 2021-SAVE, Class A, 1.25%, 2/15/2040 (a)(f)	31,490,985	31,588,585
Series 2018-C46, Class A2, 4.06%, 8/15/2051	11,750,000	12,446,477
WFRBS Commercial Mortgage Trust
Series 2013-UBS1, Class AS, 4.31%, 3/15/2046 (f)	6,584,641	7,109,804
Series 2014-C22, Class AS, 4.07%, 9/15/2057 (f)	6,901,000	7,505,451

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $364,985,828)		365,374,035

U.S. TREASURY OBLIGATIONS — 1.2%
U.S. Treasury Notes
1.13%, 9/30/2021	72,000,000	72,259,888
2.88%, 10/15/2021	139,200,000	140,668,126

TOTAL U.S. TREASURY OBLIGATIONS (Cost $212,862,142)		212,928,014

FOREIGN GOVERNMENT SECURITIES — 0.2%
Svensk Exportkredit AB (Sweden) (SOFR + 1.00%), 1.01%, 5/25/2023 (c)(Cost $28,835,619)	28,420,000	28,898,593

SHORT-TERM INVESTMENTS — 21.6%
CERTIFICATES OF DEPOSIT — 7.6%
Bank of Nova Scotia (The) (Canada)
(SOFR + 0.17%), 0.18%, 2/25/2022 (c)	47,281,000	47,285,125
(SOFR + 0.16%), 0.17%, 2/28/2022 (c)	27,241,000	27,242,529
Barclays Bank plc 0.70%, 7/29/2021	6,500,000	6,506,247
Canadian Imperial Bank of Commerce (Canada) 0.42%, 6/22/2021	90,500,000	90,522,610

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Credit Agricole Corporate and Investment Bank (France)
(ICE LIBOR USD 3 Month + 0.21%), 0.37%, 8/9/2021 (c)	36,098,000	36,112,996
(ICE LIBOR USD 3 Month + 0.48%), 0.66%, 9/17/2021 (c)	33,446,000	33,492,804
Credit Suisse AG (Switzerland) 0.31%, 9/16/2021	50,000,000	50,022,443
Deutsche Bank AG (Germany) 0.63%, 7/26/2021	150,000,000	150,108,033
DZ Bank AG (Germany) (ICE LIBOR USD 3 Month + 0.20%), 0.36%, 2/17/2022 (c)	24,025,000	24,042,064
First Abu Dhabi Bank USA NV (ICE LIBOR USD 3 Month + 0.17%), 0.35%, 12/14/2021 (c)	53,300,000	53,319,879
Kookmin Bank (South Korea) (ICE LIBOR USD 3 Month + 0.27%), 0.45%, 10/29/2021 (c)	17,452,000	17,463,392
(ICE LIBOR USD 1 Month + 0.29%), 0.39%, 12/20/2021 (c)	49,869,000	49,889,346
Lloyds Bank Corporate Markets plc (United Kingdom) 0.24%, 2/22/2022	63,514,000	63,537,727
Lloyds Bank plc (United Kingdom) (SOFR + 0.30%), 0.31%, 11/16/2021 (c)	27,890,000	27,905,589
MUFG Bank Ltd. (Japan) 0.32%, 10/15/2021	3,600,000	3,602,515
Natixis SA (France) 0.22%, 2/2/2022	44,000,000	44,006,398
Norinchukin Bank (The) (Japan)
0.37%, 12/1/2021	132,661,000	132,804,011
0.37%, 12/3/2021	108,726,000	108,843,890
Shinhan Bank (South Korea)
0.47%, 11/3/2021	29,452,000	29,483,630
0.44%, 1/10/2022	32,416,000	32,445,071
Societe Generale SA (France) 0.32%, 9/17/2021	28,300,000	28,317,844
Sumitomo Mitsui Banking Corp. (Japan) (ICE LIBOR USD 3 Month + 0.32%), 0.47%, 11/22/2021 (c)	47,564,000	47,637,107
UBS AG (Switzerland) 0.46%, 12/2/2022	40,092,000	40,307,859
Westpac Banking Corp. (Australia) (ICE LIBOR USD 3 Month + 0.01%), 0.19%, 1/24/2022 (c)	148,409,000	148,408,997

TOTAL CERTIFICATES OF DEPOSIT (Cost $1,292,356,094)		1,293,308,106

Investments	Principal Amount($)	Value($)
COMMERCIAL PAPER — 9.7%
ABN AMRO Funding USA LLC (Netherlands) 0.18%, 10/8/2021 (a)(h)	3,100,000	3,097,904
American Electric Power Co., Inc. 0.27%, 11/16/2021 (a)(h)	72,152,000	72,060,648
AT&T, Inc.
0.38%, 11/16/2021 (a)(h)	16,021,000	16,005,309
0.40%, 12/14/2021 (a)(h)	64,420,000	64,344,843
Aviation Capital Group LLC
0.38%, 6/15/2021 (a)(h)	10,000,000	9,999,550
0.40%, 6/25/2021 (a)(h)	11,750,000	11,749,013
Banco del Estado de Chile (Chile) 0.41%, 11/26/2021 (a)(h)	50,000,000	49,944,136
Banco Santander SA (Spain) 0.47%, 9/2/2021 (a)(h)	17,673,000	17,666,000
Barclays Bank plc (United Kingdom)
0.30%, 2/9/2022 (a)(h)	9,892,000	9,874,063
0.30%, 2/10/2022 (a)(h)	10,901,000	10,881,078
BP Capital Markets plc (United Kingdom)
0.30%, 1/11/2022 (a)(h)	15,302,000	15,277,093
0.29%, 1/28/2022 (a)(h)	4,450,000	4,441,914
Caisse des Depots et Consignations (France) 0.19%, 1/26/2022 (a)(h)	4,500,000	4,495,110
Credit Industriel et Commercial (France) 0.24%, 3/31/2022 (a)(h)	1,500,000	1,497,365
Electricite de France SA (France) 0.48%, 6/28/2021 (a)(h)	120,000,000	119,985,947
Enbridge US, Inc. 0.35%, 9/13/2021 (a)(h)	54,569,000	54,532,657
Enel Finance America LLC
0.40%, 10/20/2021 (a)(h)	6,700,000	6,693,604
0.40%, 4/6/2022 (a)(h)	49,000,000	48,872,192
0.41%, 4/21/2022 (a)(h)	35,000,000	34,904,334
0.33%, 5/19/2022 (a)(h)	8,500,000	8,474,195
Eni Finance USA, Inc. (Italy)
0.58%, 10/18/2021 (a)(h)	23,300,000	23,273,623
0.58%, 10/20/2021 (a)(h)	22,600,000	22,573,875
0.57%, 10/29/2021 (a)(h)	19,500,000	19,475,476
0.45%, 2/28/2022 (a)(h)	28,500,000	28,421,121
0.45%, 3/4/2022 (a)(h)	27,290,000	27,213,163
First Abu Dhabi Bank PJSC (United Arab Emirates) 0.40%, 8/27/2021 (a)(h)	174,311,000	174,270,903
Glencore Funding LLC (Australia)
0.32%, 6/22/2021 (a)(h)	40,000,000	39,993,278
0.35%, 7/12/2021 (a)(h)	24,500,000	24,491,731
0.40%, 8/5/2021 (a)(h)	20,500,000	20,488,762
HSBC USA, Inc.
0.30%, 11/3/2021 (a)(h)	29,000,000	28,963,112
0.30%, 11/9/2021 (a)(h)	50,000,000	49,931,250
Hyundai Capital America 0.32%, 6/21/2021 (a)(h)	9,200,000	9,199,270

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
KEB Hana Bank (South Korea) 0.40%, 7/23/2021 (a)(h)	18,776,000	18,773,663
Keurig Dr Pepper, Inc. 0.23%, 12/30/2021 (a)(h)	55,000,000	54,913,210
LVMH Moet Hennessy Louis Vuitton SE (France)
0.22%, 7/16/2021 (a)(h)	85,000,000	84,990,050
0.28%, 9/23/2021 (a)(h)	84,120,000	84,081,674
NatWest Markets plc (United Kingdom)
0.66%, 7/26/2021 (a)(h)	27,281,000	27,275,635
0.38%, 1/4/2022 (a)(h)	11,680,000	11,665,229
Rogers Communications, Inc. (Canada) 0.55%, 8/26/2021 (a)(h)	39,167,000	39,146,437
Schlumberger Holdings Corp.
0.47%, 7/29/2021 (a)(h)	15,300,000	15,296,548
0.49%, 8/16/2021 (a)(h)	42,000,000	41,987,214
Shell International Finance BV (Netherlands) 0.17%, 8/17/2021 (a)(h)	15,000,000	14,996,389
Societe Generale SA (France) 0.31%, 12/2/2021 (a)(h)	29,850,000	29,826,306
Telstra Corp Ltd. (Australia) 0.30%, 2/7/2022 (a)(h)	21,244,000	21,202,167
Telstra Corp. Ltd. (Australia) 0.40%, 10/27/2021 (a)(h)	45,743,000	45,704,179
Waste Management, Inc.
0.35%, 7/6/2021 (a)(h)	67,820,000	67,808,098
0.45%, 9/17/2021 (a)(h)	42,068,000	42,044,703

TOTAL COMMERCIAL PAPER (Cost $1,632,025,374)		1,632,804,021

	Shares
INVESTMENT COMPANIES — 3.5%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.01% (i)(j) (Cost $598,369,152)	598,369,152	598,369,152

Abbreviations

CIFC	Commercial Industrial Finance Corp.
CLO	Collateralized Loan Obligations
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
PJSC	Public Joint Stock Company
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

(a)	Securities exempt from registration under Rule 144A or section 4 (a)(2), of the Securities Act of 1933, as amended.

Investments	Shares	Value($)
INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.2%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.11% (i)(j)	25,732,782	25,735,355
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (i)(j)	13,455,160	13,455,160

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $39,190,515)		39,190,515

	Principal Amount($)
REPURCHASE AGREEMENTS — 0.6%
Wells Fargo Securities LLC, 0.74%, dated 5/28/2021, due 06/25/2021, repurchase price $100,057,556, collateralized by Collateralized Mortgage Obligations, 0.00%-7.38%, due 7/15/2032 - 5/17/2061, with the value of $108,397,380. (Cost $100,000,000)	100,000,000	100,000,000
TOTAL SHORT-TERM INVESTMENTS (Cost $3,661,941,135)		3,663,671,794

Total Investments — 101.3% (Cost $17,099,072,970)		17,160,960,436
Liabilities in Excess of Other Assets — (1.3)%		(225,016,508)

Net Assets — 100.0%		16,935,943,928

Percentages indicated are based on net assets.

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

(b)	The security or a portion of this security is on loan at May 31, 2021. The total value of securities on loan at May 31, 2021 is $38,170,408.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2021.
(d)

Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2021.

(e)	Amount rounds to less than 0.1% of net assets.
(f)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2021.

(g)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(h)	The rate shown is the effective yield as of May 31, 2021.
(i)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(j)	The rate shown is the current yield as of May 31, 2021.
‡	Value determined using significant unobservable inputs.

Futures contracts outstanding as of May 31, 2021:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Short Contracts
U.S. Treasury 5 Year Note	(3,887)	09/2021	USD	(481,289,553)	(402,545)

Abbreviations

USD	United States Dollar

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$2,227,219,149	$34,366	$2,227,253,515
Commercial Mortgage-Backed
Securities	—	356,011,838	9,362,197	365,374,035
Corporate Bonds	—	10,662,834,485	—	10,662,834,485
Foreign Government Securities	—	28,898,593	—	28,898,593
U.S. Treasury Obligations	—	212,928,014	—	212,928,014
Short-Term Investments
Certificates of Deposit	—	1,293,308,106	—	1,293,308,106
Commercial Paper	—	1,632,804,021	—	1,632,804,021
Investment Companies	598,369,152	—	—	598,369,152
Investment of Cash Collateral
from Securities Loaned	39,190,515	—	—	39,190,515
Repurchase Agreements	—	100,000,000	—	100,000,000

Total Short-Term Investments	637,559,667	3,026,112,127	—	3,663,671,794

Total Investments in Securities	$637,559,667	$16,514,004,206	$9,396,563	$17,160,960,436

Depreciation in Other Financial Instruments
Futures Contracts	$(402,545)	$—	$—	$(402,545)

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended May 31, 2021
Security Description	Value at February 28, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2021	Shares at May 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.11% (a)(b)	$32,735,455	$60,000,000	$67,000,000	$(100)	$—	$25,735,355	25,732,782	$9,406	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a)(b)	5,643,500	40,203,803	32,392,143	—	—	$13,455,160	13,455,160	437	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.01% (a)(b)	763,604,992	2,008,199,074	2,173,434,914	—	—	598,369,152	598,369,152	20,399	—

Total	$801,983,947	$2,108,402,877	$2,272,827,057	$(100)	$—	$637,559,667		$30,242	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2021.